Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 228	₱ 2,822	₱ 2,496
Future amortization of intangible assets	1,008
2023 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	48
2024 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	192
2025 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	192
2026 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	191
2027 and onwards [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 385